Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net income (loss) before taxes	$ (700,483)	$ 13,501,925
Statutory rate	34.00%	34.00%
Computed expected tax (recovery)	$ (238,164)	$ 4,590,655
Depreciation		2,252
Accretion	61,443	693,784
Gain/Loss on derivatives and convertible notes	(100,039)	(14,166,232)
Gain/Loss on write-down of assets and liabilities	130	413,285
Net operating loss	(119,441)	(8,466,256)
Valuation allowance	119,441	8,466,256
Net deferred taxes